Organization	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION

1. ORGANIZATION

The consolidated financial statements include the financial statements of Aptorum Group Limited (the “Company”) and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited (“Aptorum Therapeutics”) and its indirect subsidiary companies (collectively, “Aptorum Therapeutics Group”).

Below summarizes the list of the major subsidiaries consolidated as of December 31, 2022:

Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited (“ATL”)	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Aptorum Medical Limited	August 28, 2017	91%	Cayman Islands	Provision of medical clinic services
Paths Innovations Limited (formerly known as Aptorum Innovations Holding Limited)	April 15, 2019	100%	Cayman Islands	Investment holding company
Paths Diagnostics Pte. Limited (formerly known as Aptorum Innovations Holding Pte. Limited)	June 5, 2019	75%	Singapore	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited	August 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Nativus Life Sciences Limited	July 7, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Videns Incorporation Limited	March 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Mios Pharmaceuticals Limited	March 6, 2018	97.93%	Cayman Islands	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited	November 4, 2016	90%	Hong Kong	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited	July 19, 2017	97.93%	Cayman Islands	Research and development of life science and biopharmaceutical products
Signate Life Sciences Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products